Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2024	2023
Furniture and office equipment	85,599,025	85,674,259
Kitchen equipment	213,069,648	228,095,822
Software	131,983,473	119,822,143
Leasehold improvements	591,976,672	661,832,519
Construction in progress	1,317,561	6,000,465

Property and equipment, gross	1,023,946,379	1,101,425,208
Less: accumulated depreciation	(436,363,031)	(336,961,826)
Less: accumulated impairment loss	(85,424,646)	(98,471,484)

Property and equipment, net	502,158,702	665,991,898